NOTE 15 - COMMON STOCK OPTIONS AND WARRANTS	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
NOTE 15 - COMMON STOCK OPTIONS AND WARRANTS

NOTE 15 – COMMON STOCK OPTIONS AND WARRANTS

Options

2018

During the second quarter of 2018, 2,242,000 incentive stock options were issued to staff and Directors under the 2016 Equity Compensation plan.

The fair value of the incentive stock option grants for the year ended December 31, 2018 estimated using the following weighted- average assumptions:

	For the Years Ended December 31,
	2018	2017
Risk free interest rate	2.59%	—
Expected term in years	2.5 – 2.76	—
Dividend yield	—	—
Volatility of common stock	197.13% - 207.27%	—
Estimated annual forfeitures	—	—

Warrants

2018

During the third quarter of 2018, a shareholder exercised 300,000 warrants in the amount of $195,000.

During the fourth quarter of 2018, the Board approved the issuance of warrants to purchase 496,215 shares of the Company’s Common Stock to six shareholders.

2017

During the first quarter of 2017, 194,888 warrants were issued with the Securities Purchase Agreement and the amended Placement Agent Agreement. During the same period, 375 warrants expired.

During the second quarter of 2017, 59,548 warrants were issued with the Securities Purchase Agreement and the amended Placement Agent Agreement.

During the third quarter of 2017, 54,122 warrants were issued with the Securities Purchase Agreement and the amended Placement Agent Agreement.

During the fourth quarter of 2017, 14,464,000 warrants were issued with the Securities Purchase Agreement and the amended Placement Agent Agreement, 8,452,180 warrants were issued for debt/services and 2,206,274 warrants were issued to the Placement Agent. During the same period, 433,069 warrants were cancelled.

	Number of Warrants	Weighted Avg. Exercise Price	Remaining Contractual Life (Years)
Outstanding at December 31, 2016	218,764	$8.4	4.6
Warrants expired, forfeited or cancelled	(433,444)	233.45
Warrants issued with debt, debt modifications or services	10,967,012	.65	4.6
Warrants issued	14,464,000	—
Outstanding at December 31, 2017	25,216,332	.65	4.9

Warrants expired, forfeited, cancelled or exercised	(300,000)		3.9
Warrants issued	496,215	.65	4.9
Outstanding at December 31, 2018	25,412,547	.68	3.9
Exercisable at end of period	25,412,547	$.66	3.9